Information on staff and remuneration - Employee incentive programs (Details) DKK in Millions	12 Months Ended
	Dec. 31, 2017 DKK Options	Dec. 31, 2016 DKK	Dec. 31, 2015 DKK Options shares	Nov. 02, 2015 shares
2010 employee warrant incentive program
Disclosure of Information on staff and remuneration
Number of warrants authorized | shares				2,750,000
Number of warrants granted	2,355,495
Number of warrants exercised	1,551,809
Proceeds from exercise of warrants | DKK	DKK 125.3	DKK 116.3	DKK 19.9
Number of warrants outstanding for exercise	429,784
2015 employee warrant incentive program
Disclosure of Information on staff and remuneration
Number of warrants authorized | shares			2,750,000
Number of warrants granted	1,492,066
Number of warrants not yet granted			1,257,934
Number of warrants outstanding for exercise	1,424,000